CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Common stock, par value, (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	50,000,000	50,000,000	50,000,000
Common stock, shares issued		3,336,500	2,875,000
Common stock, shares outstanding		3,336,500	2,875,000
Common stock subject to possible redemption, Redemption per share		$ 0.0001	$ 0.0001
Over-allotment option
Shares subject to forfeiture		375,000
Common stock subject to redemption
Common stock, par value, (in dollars per share)		$ 0.0001	$ 0.0001
Common stock subject to possible redemption, Redemption per share	$ 0.0001	$ 0.0001
Common stock subject to possible redemption, outstanding (in shares)	11,500,000	11,500,000	0
Common stock not subject to redemption
Common stock, shares issued	3,336,500	3,336,500
Common stock, shares outstanding	3,336,500	3,336,500